Related-party transactions (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements
The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2022:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total		Total
	(In millions)
(A) Transactions
Purchase of products	Rs.	40,642.2	Rs.	3,988.9	Rs.	55,585.9	Rs.	229.7	Rs.	100,446.7	US$	1,325.3
Sale of products		3,897.9		26,797.3		16,930.0		12,691.0		60,316.2		795.8
Services received		109.5		36.7		2.6		18,019.0		18,167.8		239.7
Services rendered		125.8		9,861.3		52.3		1,846.3		11,885.7		156.8
Bills discounted		—		—		—		79,014.2		79,014.2		1,042.5
Purchase of property, plant and equipment		348.6		—		—		97.9		446.5		5.9
Sale of property, plant and equipment		—		—		—		2,340.9		2,340.9		30.9
Interest (income)/expense, dividend (income)/paid, (net)		58.4		—		(45.1)		726.6		739.9		9.8
Finance taken (including loans and equity)		1,480.0		—		—		—		1,480.0		19.5
Finance taken, paid back (including loans and equity)		1,520.0		—		—		12.7		1,532.7		20.2
Borrowing towards lease liability		—		—		542.7		—		542.7		7.2
Repayment towards lease liability		—		—		240.7		—		240.7		3.2
												—
(B) Balances												—
Amounts receivable in respect of loans and interest thereon		—		93.0		—		44.6		137.6		1.8
Amounts payable in respect of loans and interest thereon		910.0		—		—		28.8		938.8		12.4
Amount payable in respect of Lease Liability		—		—		2,960.5		—		2,960.5		39.1
Trade and other receivables		718.2		2,979.7		838.5		2,658.4		7,194.8		94.9
Accounts payable		1,399.5		2.0		1,119.2		2,388.4		4,909.1		64.8
Acceptances		—		—		—		15,297.2		15,297.2		201.8
Provision for amount receivables		—		93.0		—		—		93.0		1.2
The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2021:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total
	(In millions)
(A) Transactions
Purchase of products	Rs.	19,795.6	Rs.	—	Rs.	38,686.3	Rs.	277.4	Rs.	58,759.3
Sale of products		1,450.0		27,546.0		11,790.1		9,459.2		50,245.3
Services received		145.7		—		7.4		14,248.9		14,402.0
Services rendered		105.9		10,769.6		44.9		1,700.0		12,620.4
Bills discounted		—		—		—		59,472.30		59,472.3
Purchase of property, plant and equipment		248.2		—		—		37.20		285.4
Sale of property, plant and equipment		—		—		—		343.7		343.7
Interest (income)/expense, dividend (income)/paid, (net)		55.0		(0.9)		183.7		588.9		826.7
Finance given (including loans and equity)		—		—		—		412.5		412.5
Finance taken (including loans and equity)		2,110.0		—		—		26,025.10		28,135.1
Finance taken, paid back (including loans and equity)		1,620.0		—		—		—		1,620.0
Borrowing towards lease liability		—		—		1,679.9		—		1,679.9
Repayment towards lease liability		—		—		141.4		—		141.4

(B) Balances
Amounts receivable in respect of loans and interest thereon		—		93.9		—		45.9		139.8
Amounts payable in respect of loans and interest thereon		950.0		—		—		60.7		1,010.7
Amount payable in respect of Lease Liability		—		—		2,658.5		—		2,658.5
Trade and other receivables		405.7		4,812.9		—		3,484.6		8,703.2
Accounts payable		653.1		—		1,569.4		2,224.8		4,447.3
Acceptances		—		—		—		9,290.7		9,290.7
Provision for amount receivables		—		93.0		—		—		93.0

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2020:
	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total
	(In millions)
(A) Transactions
Purchase of products	Rs.	17,362.6	Rs.	7.9	Rs.	27,814.7	Rs.	426.7	Rs.	45,611.9
Sale of products		1,870.7		19,519.2		6,810.3		8,475.5		36,675.7
Services received		228.9		41.6		8.0		15,601.5		15,880.0
Services rendered		165.4		9,595.8		49.3		814.6		10,625.1
Bills discounted		—		—		—		31,485.20		31,485.2
Purchase of property, plant and equipment		810.0		—		—		23.70		833.7
Sale of property, plant and equipment		21.8		—		—		953.0		974.8
Interest (income)/expense, dividend (income)/paid, (net)		(135.8)		(6,064.3)		40.9		293.8		(5,865.4)
Finance given (including loans and equity)		—		6,181.7		—		—		6,181.7
Finance given, taken back (including loans and equity)		—				—		35.0		35.0
Finance taken (including loans and equity)		1,040.0		—		—		45,613.60		46,653.6
Finance taken, paid back (including loans and equity)		810.0		—		—		8,583.40		9,393.4
Borrowing towards lease liability		—		—		1,138.3		—		1,138.3
Repayment towards lease liability		—		—		18.3		—		18.3

(B) Balances										—
Amounts receivable in respect of loans and interest thereon		—		251.3		—		41.8		293.1
Amounts payable in respect of loans and interest thereon		460.0		—		—		19.3		479.3
Trade and other receivables		274.5		6,286.6		—		1,892.30		8,453.4
Accounts payable		2,726.1		31.9		2,695.9		1,581.7		7,035.6
Acceptances		—		—		—		769.0		769.0
Provision for amount receivables		—		251.2		—		—		251.2

Summary of Compensation and Other Transactions with Key Management Personnel
Compensation of key management personnel:

	Year ended March 31,
	2022		2022		2021		2020
	(In millions)
Short-term benefits	US$	7.6	Rs.	575.9	Rs.	895.4	Rs.	650.7
Post-employment benefits*		0.2		14.4		133.0		75.6
Share based payment	US$	0.2	Rs.	14.2	Rs.	6.8	Rs.	6.2